SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Security deposits	$ 71,300
Prepaid VAT	7,821
Prepaid legal fees	43,713
Prepaid other	78,460	250
Prepaid expenses and other current assets	$ 201,293	$ 250